Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity (Deficit) [Abstract]
Schedule of Share Capital	The share capital as of December 31, 2023 and 2022, is composed of as follows:
	Number of shares
	Authorized		Issued and outstanding
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Ordinary shares, NIS 0.01 par value	50,000,000	50,000,000	20,387,428	15,049,720

Schedule of Options Activity	Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2023 and 2022.
	Year ended December 31,		Year ended December 31,
	2023		2022
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	988,264	$0.563	863,264	$0.614
Granted	*471,500	$1.224	145,000	$0.184
Exercised	-	$-	(4,666)	$0.003
Expired or forfeited	(5,000)	$0.664	(15,334)	$0.003

Outstanding - end of the year	1,454,764	$0.777	988,264	$0.563

Exercisable at end of year	889,125	$0.612	753,236	$0.703
*	Including the grant of 120,000 options to purchase up to 120,000 Ordinary Shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $1.32 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $0.12, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.

Schedule of weighted-Average Assumptions	The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:
2023

Expected dividend yield	0%
Expected stock price volatility	55.0%
Risk free interest rate	4.10%
Expected life of options	6.25

Schedule of Options to Consultants	The Company’s outstanding options to consultants as of December 31, 2023 were as follows:
Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	110,655	$0.003	110,655
2017	Rendered services	36,885	$0.003	36,885
2021	Rendered services	69,090	$0.003-$2.25	69,090
2023*	Rendered services	100,000	$0.546	37,778
*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 100,000 Ordinary Shares to a consultant, with an exercise price of $0.55 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $0.26, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

Schedule of Share-Based Compensation Expenses	The share-based compensation expenses are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Research and development expenses	83	180	105
Sales and marketing expenses	61	401	111
General and administrative expenses	97	209	83
	241	790	299

Schedule of Issuance of Equity Warrants to Investors and Associate	Equity Warrants to investors and associated with the IPO, as of December 31, 2023:
Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
7,860,861	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading (*)
671,687	September 15, 2022	$5.29	Each warrant is exercisable into 1 Ordinary Share, See note 7(B) above	18 months following the issuance date	Owned by April 2021 investors
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor

(*) The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the Ordinary Shares underlying the warrants under the Securities Act is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of Ordinary Shares purchased upon such exercise.